Segment Information (Schedule Of Information By Reporting Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Revenues from external customers by destination	¥ 1,008,019	¥ 933,685	¥ 930,644
Total	1,008,019	933,685	930,644
Operating income	105,680	86,111	69,702
Identifiable assets	1,487,669	1,356,852	1,409,033
Depreciation and amortization	23,861	26,517	28,903
Capital expenditures	31,112	23,951	26,038
Farm & Industrial Machinery
Segment Reporting Information [Line Items]
Revenues from external customers by destination	713,943	651,518	616,726
Intersegment	69	64	77
Total	714,012	651,582	616,803
Operating income	97,776	86,487	60,485
Identifiable assets	1,039,280	918,656	930,480
Depreciation and amortization	14,582	15,870	18,489
Capital expenditures	20,077	13,871	14,820
Water & Environment Systems
Segment Reporting Information [Line Items]
Revenues from external customers by destination	198,511	192,768	222,949
Intersegment	2,428	1,594	611
Total	200,939	194,362	223,560
Operating income	14,829	13,121	19,723
Identifiable assets	184,990	170,691	186,768
Depreciation and amortization	4,768	6,010	6,033
Capital expenditures	3,390	4,861	5,969
Social Infrastructure
Segment Reporting Information [Line Items]
Revenues from external customers by destination	64,775	60,439	63,293
Intersegment	2,832	2,657	2,710
Total	67,607	63,096	66,003
Operating income	2,651	2,463	2,699
Identifiable assets	61,282	62,092	65,519
Depreciation and amortization	1,806	1,931	1,933
Capital expenditures	2,686	3,764	1,992
Other
Segment Reporting Information [Line Items]
Revenues from external customers by destination	30,790	28,960	27,676
Intersegment	18,010	15,837	14,091
Total	48,800	44,797	41,767
Operating income	2,450	2,096	2,629
Identifiable assets	49,530	39,386	42,246
Depreciation and amortization	705	697	552
Capital expenditures	1,071	691	741
Adjustments
Segment Reporting Information [Line Items]
Intersegment	(23,339)	(20,152)	(17,489)
Total	(23,339)	(20,152)	(17,489)
Operating income	(12,026)	(18,056)	(15,834)
Identifiable assets	152,587	166,027	184,020
Depreciation and amortization	2,000	2,009	1,896
Capital expenditures	¥ 3,888	¥ 764	¥ 2,516